Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Trade accounts payable	$ 580,291	$ 468,803	$ 251,479
Accrued payroll liabilities	17,971	17,827	110,103
Accrued operating expenses	101,908	90,462	91,238
Accrued interest	59,245	161,171	57,074
Accrued commissions payable from 2022 MSSP Consideration		25,000	100,000
Contingent acquisition consideration payable			2,189
Product return allowance	1,567	2,049	2,095
Total	$ 785,982	$ 765,312	$ 614,178